Financial risk management - Significant hedging (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Risk management
Carrying amount of hedging instruments	€ (53,000,000)	€ (154,000,000)
Cash flow hedges
Risk management
Carrying amount of hedging instruments	(19,000,000)	19,000,000
Cash flow hedges | Short
Risk management
Notional amount	1,196,000,000	787,000,000
Cash flow hedges | Forward foreign exchange contracts | GBP
Risk management
Carrying amount of hedging instruments	€ (4,000,000)	€ 0
Weighted average hedged rate	0.8574	0.9039
Cash flow hedges | Forward foreign exchange contracts | JPY
Risk management
Carrying amount of hedging instruments	€ (1,000,000)	€ 7,000,000
Weighted average hedged rate	130.3819	122.5961
Cash flow hedges | Forward foreign exchange contracts | USD
Risk management
Carrying amount of hedging instruments	€ (25,000,000)	€ 17,000,000
Weighted average hedged rate	1.1586	1.1809
Cash flow hedges | Forward foreign exchange contracts | Short | GBP
Risk management
Notional amount	€ 209,000,000	€ 238,000,000
Cash flow hedges | Forward foreign exchange contracts | Short | GBP | Due within 3 months
Risk management
Notional amount	55,000,000	66,000,000
Cash flow hedges | Forward foreign exchange contracts | Short | GBP | Due between 3 and 12 months
Risk management
Notional amount	154,000,000	144,000,000
Cash flow hedges | Forward foreign exchange contracts | Short | GBP | 1 to 3 years
Risk management
Notional amount		28,000,000
Cash flow hedges | Forward foreign exchange contracts | Short | JPY
Risk management
Notional amount	392,000,000	204,000,000
Cash flow hedges | Forward foreign exchange contracts | Short | JPY | Due within 3 months
Risk management
Notional amount	100,000,000	47,000,000
Cash flow hedges | Forward foreign exchange contracts | Short | JPY | Due between 3 and 12 months
Risk management
Notional amount	292,000,000	157,000,000
Cash flow hedges | Forward foreign exchange contracts | Short | USD
Risk management
Notional amount	1,042,000,000	268,000,000
Cash flow hedges | Forward foreign exchange contracts | Short | USD | Due within 3 months
Risk management
Notional amount	358,000,000	64,000,000
Cash flow hedges | Forward foreign exchange contracts | Short | USD | Due between 3 and 12 months
Risk management
Notional amount	684,000,000	204,000,000
Cash flow hedges | Foreign exchange options | GBP
Risk management
Carrying amount of hedging instruments	€ 4,000,000
Weighted average hedged rate	0.8570
Cash flow hedges | Foreign exchange options | USD
Risk management
Carrying amount of hedging instruments	€ 14,000,000
Weighted average hedged rate	1.1643
Cash flow hedges | Foreign exchange options | Short | GBP | Due within 3 months
Risk management
Notional amount	€ 6,000,000
Cash flow hedges | Foreign exchange options | Long | GBP
Risk management
Notional amount	203,000,000
Cash flow hedges | Foreign exchange options | Long | GBP | Due between 3 and 12 months
Risk management
Notional amount	92,000,000
Cash flow hedges | Foreign exchange options | Long | GBP | 1 to 3 years
Risk management
Notional amount	110,000,000
Cash flow hedges | Foreign exchange options | Long | GBP | More than 3 years
Risk management
Notional amount	7,000,000
Cash flow hedges | Foreign exchange options | Long | USD
Risk management
Notional amount	457,000,000
Cash flow hedges | Foreign exchange options | Long | USD | Due within 3 months
Risk management
Notional amount	6,000,000
Cash flow hedges | Foreign exchange options | Long | USD | Due between 3 and 12 months
Risk management
Notional amount	201,000,000
Cash flow hedges | Foreign exchange options | Long | USD | 1 to 3 years
Risk management
Notional amount	235,000,000
Cash flow hedges | Foreign exchange options | Long | USD | More than 3 years
Risk management
Notional amount	15,000,000
Hedges on net investment in foreign subsidiaries
Risk management
Carrying amount of hedging instruments	(11,000,000)	(2,000,000)
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	2,949,000,000	1,620,000,000
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | USD
Risk management
Carrying amount of hedging instruments	€ 1,000,000	€ (6,000,000)
Weighted average hedged rate	1.1290	1.2158
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | CNY
Risk management
Carrying amount of hedging instruments	€ (4,000,000)	€ 4,000,000
Weighted average hedged rate	7.2106	7.9625
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | INR
Risk management
Carrying amount of hedging instruments	€ (4,000,000)
Weighted average hedged rate	85.8900
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | USD
Risk management
Notional amount	€ 1,540,000,000	€ 392,000,000
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | USD | Due within 3 months
Risk management
Notional amount	1,540,000,000	392,000,000
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | CNY
Risk management
Notional amount	920,000,000	746,000,000
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | CNY | Due within 3 months
Risk management
Notional amount	920,000,000	746,000,000
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | INR
Risk management
Notional amount	201,000,000
Hedges on net investment in foreign subsidiaries | Forward foreign exchange contracts | Short | INR | Due within 3 months
Risk management
Notional amount	201,000,000
Fair value hedges
Risk management
Carrying amount of hedging instruments	(57,000,000)	69,000,000
Fair value hedges | Short
Risk management
Notional amount	1,579,000,000	636,000,000
Fair value hedges | Forward foreign exchange contracts | USD
Risk management
Carrying amount of hedging instruments	€ (61,000,000)	€ 70,000,000
Weighted average hedged rate	1.1689	1.1490
Fair value hedges | Forward foreign exchange contracts | Short | USD
Risk management
Notional amount	€ 1,580,000,000	€ 705,000,000
Fair value hedges | Forward foreign exchange contracts | Short | USD | Due within 3 months
Risk management
Notional amount	73,000,000	114,000,000
Fair value hedges | Forward foreign exchange contracts | Short | USD | Due between 3 and 12 months
Risk management
Notional amount	238,000,000	66,000,000
Fair value hedges | Forward foreign exchange contracts | Short | USD | 1 to 3 years
Risk management
Notional amount	1,130,000,000	487,000,000
Fair value hedges | Forward foreign exchange contracts | Short | USD | More than 3 years
Risk management
Notional amount	€ 139,000,000	€ 38,000,000